ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and welfare	$ 1,546	$ 1,742
Other tax payable	43	50
Accrued staff disbursement	994	1,010
Deposit payable	24	25
Other current liabilities	7,634	7,805
Other accrued expenses	311	313
Total accrued expenses and other current liabilities	$ 10,553	$ 10,945